                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Whitney Holdings LLC
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   Address:      130 Main Street
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                 New Canaan, CT 06840
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Form 13F File Number: 28-05743
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel J. O'Brien
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Title:   Manager
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Phone:   203-716-6140
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Signature, Place, and Date of Signing:

   /s/ Daniel J. O'Brien               New Canaan, CT     August 10, 2007
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                    3
                                        --------------------

Form 13F Information Table Value Total:             $370,457
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         NONE

                      FORM 13F INFORMATION TABLE


           COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4       COLUMN 5            COLUMN 6     COLUMN 7          COLUMN 8
------------------------------ -------- --------- --------  --------------------- -------------- ---------- -----------------------
                                TITLE              VALUE     SHRS OR    SH/  PUT/  INVESTMENT      OTHER         VOTING AUTHORITY
        NAME OF ISSUER         OF CLASS   CUSIP   (x$1000)   PRN AMT    PRN  CALL  DISCRETION     MANAGERS     SOLE    SHARED  NONE
------------------------------ -------- --------- --------  ---------- ----- ---- -------------- ---------- ---------- ------  ----

KNOLOGY, INC.                    COM    499183804   27,534   1,585,122  SH        SHARED-DEFINED   NONE      1,585,122
METROPCS COMMUNICATIONS INC      COM    591708102  341,883  10,347,539  SH        SHARED-DEFINED   NONE     10,347,539
THOMAS WEISEL PARTNERS GRP       COM    884481102    1,040      62,483  SH        SHARED DEFINED   NONE         62,483
